Income taxes: (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Deferred income tax assets:
Net operating loss carry forwards	$ 51,296	$ 40,581
Intangible assets	873	2,918
Property, plant and equipment	3,109	2,066
Financing and share issuance costs	5,212	2,472
Warranty liability	11,889	6,447
Deferred revenue	861	3,092
Inventory	1,972	713
Unrealized foreign exchange	1,324	889
Research and development	2,086	534
Other	1,782	997
Total gross deferred income tax assets	80,404	60,709
Valuation allowance	(61,456)	(48,065)
Total deferred income tax assets	18,948	12,644
Deferred income tax liabilities:
Intangible assets	6,696	1,936
Property, plant and equipment	4,168	829
Other	8	281
Total deferred income tax liabilities	10,872	3,046
Total net deferred income tax assets	8,076	9,598
Allocated as follows:
Current deferred income tax assets	6,447	7,282
Long-term deferred income tax assets	5,075	2,316
Long-term deferred income tax liabilities	(3,446)
Total net deferred income tax assets	8,076	9,598
Changes in the deferred income tax asset valuation allowance
Beginning balance	48,065	32,368
Additions	13,391	15,697
Ending deferred valuation allowance	$ 61,456	$ 48,065